Summary of significant accounting policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies

(a)	Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

(b)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs for which the Company is the ultimate primary beneficiary, and the subsidiaries of the VIEs.
All significant intercompany transactions and balances between the Company, its consolidated subsidiaries and the consolidated VIEs have been eliminated upon consolidation.

(c)	Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosure of contingent assets and liabilities at the balance sheet dates, and the reported revenues and expenses during the reporting periods and disclosed in the consolidated financial statements and accompanying notes.
Significant accounting estimates reflected in the Group’s consolidated financial statements include provision for doubtful accounts and credit losses, valuation and recognition of share-based compensation expenses, uncertain tax positions, valuation allowance of deferred tax assets, fair value of assets and liabilities acquired in business combinations, impairment of long-lived assets including goodwill, the fair value of financial guarantee liabilities under ASC 460, the useful lives of property, equipment and software and intangible assets, and fair values of the debt instruments issued with warrants. Changes in facts and circumstances may result in revised estimates.

(d)	Business combination
Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling
interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling
interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.
Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability, it is subsequently remeasured at fair value at each reporting date with changes in fair value reflected in earnings.

(e)	Foreign currency translation
The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Group’s subsidiary incorporated in Hong Kong and BVI is United States dollars (“US$”). The functional currency of the Group’s subsidiary incorporated in Australia is Australian dollars (“AUD”). The functional currency of the Group’s subsidiary incorporated in Singapore is Singapore dollars (“SGD”). The functional currency of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries determined their functional currency to be RMB.
Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive loss.
The financial statements of the Group’s non PRC entities are translated from their respective functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period.
The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income in the consolidated statements of changes in equity/(deficit) and a component of other comprehensive income/ (loss) in the consolidated statement of operations and comprehensive loss.

(f)	Convenience translation
Translations of the consolidated balance sheets, the consolidated statement of operations and comprehensive loss and the consolidated statement of cash flows from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of

US$1.00=
RM
B6.3726,
representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

(g)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, time deposits, and funds held in deposit accounts with banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

The Company had cash and cash equivalents of RMB377,160 and RMB217,901 as of December 31, 2020 and 2021, respectively.

(h)	Restricted cash
Cash that are restricted as to withdrawal for use or pledged as security is reported separately as restricted cash, and that are restricted as to withdrawal or use for other than current operations is classified as non-current.
The restricted cash primarily represent: (i) time deposits securing the Group’s borrowings from financial institutions. The borrowings are designated to support the Group’s general operation and could not be used to fund the Group’s financing receivables. (ii) dedicated funding demanded by the China Banking and Insurance Regulatory Commission (“CBIRC”) for insurance business. (iii) restricted deposits requested by financial partner for business purpose.
 The Company had restricted cash of RMB137,220 and RMB1,468 as of December 31, 2020 and 2021, respectively.

(i)	Fair value measurement
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

•
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(j)	Financing receivables, net
The Group generates financing receivables by providing the following:
(1)
point-of-sale
installment services to users of third-party online travel websites and other
e-commerce
websites (the “Business Partners”). When a user, who qualifies for point-of-sale
installment services makes an online purchase using a
point-of-sale
installment loan, the Group pays the sales price to the Business Partner and collects the sales price from the user with interest and fees.

(i) Upon paying the sales price to the Business Partners, the Group promptly obtains financing for the sales price by factoring the receivable due from the user. The Group does not derecognize the receivable from users upon factoring and accounts for the transaction as secured borrowings according to ASC
860-10,
because the Group has control over the receivables during the factoring period.
(2) personal and business installment loans to borrowers where the Group uses its own cash to fund the loan.
(3) personal and business installment loans to borrowers which are financed via securitization vehicles in the form of trust arrangements (the “Trusts”), where the Group’s funding source include the proceeds from third-party investors of the Trusts. By the end of 2020, the Trusts arrangement was ended.
The Trusts are considered as variable interest entities under ASC 810. As the Group has power to direct the activities that most significantly impact economic performance of the Trusts that could potentially be significant to the Trusts, and the Group is obligated to repurchase any loans that are delinquent for more than a specified number of days, accordingly, the Group is considered as the primary beneficiary of the Trusts and has consolidated the Trusts’ assets, liabilities, results of operations, and cash flows in the Group’s consolidated financial statements.
The financing receivables due from the borrowers of the personal and business installment loans and the loans payable to the third-party investors of the trust units are measured at amortized cost and recorded on the Group’s consolidated balance sheets as financing receivables and funding debts, respectively.
(4) Accrued interest income on financing receivables
Accrued interest income on financing receivables is calculated based on the contractual interest rate of the loan and recorded as installment service fees as earned. Financing receivables are placed on non-accrual
status upon reaching 90 days past due in operating entities in PRC, and 60
 days past due in in operating entities in Australia. When a financing receivable is placed on non-accrual
status, the Group stops accruing interest as of such date. The Group does not resume accrual of interest after a loan has been placed on non-accrual
basis.
The Company charges off the accrued interest receivable against the related allowance when management determines that full repayment of a loan is not probable. Generally, charge-off
occurs after the 90th day of delinquency in operating entities in PRC,
and
the 6
0
th
day of delinquency in operating entities in Australia. All accrued but unpaid interest as of such date is charged off against the provision for credit loss. The primary factor in making such determination is the assessment of potential recoverable amounts from the delinquent debtor.
(5) Nonaccrual financing receivables and
charged-off
financing receivables
The Group considers a financing receivable to be delinquent when a monthly payment is one day past due. When the Group determines it is probable that full repayment of a loan will not be made, the remaining unpaid principal balance is charged off against the allowance for credit losses. Generally, charge-offs occur after 90 days of delinquency in operating entities in PRC, and
60
days in operating entities in Australia. Installment service fees for nonaccrual financing receivables is recognized upon the collection of cash.

(k)	Accounts receivable, net
Accounts receivables are stated at the historical carrying amount net of the allowance for doubtful accounts. The Group reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual accounts receivable balances, the Group considers several factors, including the age of the balance, the customer’s payment history, and current credit worthiness, and current economic trends. For accounts receivable from individuals, the balances are charged off after 90 days of delinquency. Accounts receivable were RMB50,979 and RMB36,854 as of December 31, 2020 and 2021.

(l)	Long-term investments
Long-term investments represent the Group’s equity investments in privately held companies accounted for equity method, equity investments without readily determinable fair values, and the available for sale investment.
(1) Equity investments accounted for using the equity method
The Group applies the equity method of accounting to equity investments, in common stock or in-substance
common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive income/(loss) after the date of acquisition. The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive income/(loss) if any.
(2) Equity investments without readily determinable fair values
Beginning on January 1, 2018, the Group’s equity investments without readily determinable fair values, which do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU
2016-01
(the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations and comprehensive income/(loss). The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive income/(loss) if any.
(3) Available for sale investment
Available for sale investment mainly consist of an investment in a private equity fund subscribed from an asset management company.
Avail
able-for-sale
securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in interest income in the consolidated statements of operations and comprehensive income/(loss) during the period in which the gain or loss is realized.

For the years ended December 31, 2019, 2020 and 2021, no impairment was recorded for the available for sale investment.

(m)	Property, equipment and software, net
Property, equipment and software are recorded at cost, less accumulated depreciation and impairment. Depreciation of property and equipment and amortization of software is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life
Building	24 years
Office furniture and equipment	3 - 5 years
Computer and electronic equipment	3 - 5 years
Software	5 years
Vehicle	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Gains and losses from the disposal of property, equipment and software are the differences between the net sales proceeds and the carrying amounts of the relevant assets and are recognized in the consolidated statements of operations and comprehensive income/(loss).

(n)	Intangible assets, net
The Group performs valuation of the intangible assets arising from business combination to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value. Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
Microcredit license	17 years
Software copyright	2 years
Customer database	5.5 years
Customer relationship	10 years
Trademark	5.5 years
Credit investigation license	indefinite
The enterprise credit investigation license acquired from acquisition of Qilehui is recognized as an intangible asset with indefinite life and evaluated for impairment when an event occurs or circumstances change that could indicate that the asset might be impaired. Such impairment test compares the fair values of asset with its carrying value and an impairment loss is recognized if and when the carrying amounts exceed the fair value.

(o)	Goodwill
Goodwill represents the excess of the purchase price over fair value of the identifiable assets and liabilities acquired in a business combination.
Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31 of each balance sheet date and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired.
T
he Company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.
If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. A goodwill impairment charge will be recorded for the amount by which a reporting unit’s carrying value exceeds its fair value, but not to exceed the carrying amount of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Company recognized a goodwill impairment charge of nil,
 RMB37,593
and nil
for the years ended December 31, 20
19, 2020
 and 202
1
, respectively.

(p)	Impairment of long-lived assets
The Group evaluates its long-lived assets with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Group recorded impairment of long-lived assets of nil, RMB31,765 and RMB3,096 for the years ended 2019, 2020 and 2021, respectively.

(q)	Funding Debts
The proceeds received from financial partners to fund the Group’s on-balance
sheet financing receivables, are recorded as funding debts on the consolidated balance sheets. Those funding debt from related parties are recorded as amounts due to related parties on the consolidated balance sheets. Accrued interest payable is calculated based on the contractual interest rates of the funding debts and recorded in funding debts.

(r)	Financial Guarantee

(1)	Financial guarantee liabilities
For the
off-balance
sheet loans funded by certain financial partners, the Group is obligated to compensate the financial partners for the principal and interest of the defaulted loans in the event of borrowers’ default. In general, any unpaid principal and interest are paid by the Group when the borrower does not repay as scheduled.
(i) The Group provided guarantees to individual investors for loans that the Group has referred and funded through Jimu Group before December 2019 and Jimu Group announced its exit from the online lending platform business in February 2020. (ii) The Group is obligated to compensate certain institutional financial partners for defaults on principal and interest repayments. The Group recognizes a stand ready obligation for its guarantee exposure in accordance with ASC 460.
At the inception of each loan subject to the guarantee provided, the Group recognizes the guarantee liability at fair value in accordance with
ASC 460-10,
which incorporates the expectation of potential future payments under the guarantee and takes into both non-contingent
and contingent aspects of the guarantee. The liability recorded based on ASC 460 is determined on a loan by loan basis. As the risk of the guarantee liability is relieved, it is recognized into the consolidated statements of operation and comprehensive income/(loss) by a systematic and rational amortization method over the term of the loan, within the “Technical service fees” line item.
For the years ended December 31, 2019, 2020 and 2021, revenues recognized related to releasing of guarantee liabilities were RMB407,403, RMB138,483 and RMB27,035 respectively.
The ASC 450 component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand-ready liability. The ASC 450 contingent component is determined on a collective basis and loans with similar risk characteristics are pooled into cohorts for purposes of measuring incurred losses. At all times the recognized liability (including the stand ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio. The ASC 450 contingent component, including the net payouts by the Group when borrower defaults, is recognized as cost on guarantee, in the consolidated statement of operations and comprehensive loss.
As of December 31, 2020 and 2021, the maximum potential future payment the Group could be required to make were
RMB215,704 and RMB30,275, respectively.

(2)	Financial guarantee assets
Financial guarantee assets are recognized at loan inception which is equal to the stand-ready liability recorded at fair value in accordance with ASC 460 and considers what premium would be required by the Group to issue the same guarantee service in a standalone arm’s-length
transaction. Financial guarantee assets are reduced upon the receipt of the service fee payment from the borrowers and financial partners.
The Company assesses the realization of the financial guarantee assets collectively depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio and records an allowance for amounts that it estimates will not be realized. For the year ended December 31, 2019, the Company recorded expense of RMB12,527. For the year ended December 31, 2020, the Company recorded a reversal of RMB8,053, and for the year ended December 31, 2021, the Company recorded a reversal of RMB387 in the statement of operations and comprehensive loss.

(s)	Revenue recognition
The Group is principally engaged in providing lending solutions through its online technology platform. The Group earns its revenues by providing the following: (i) A lending solution which assists borrowers to obtain loans from third party investors and certain financial partners. The Group provides lending solution but does not provide loan by itself. For these services, the Group earns technical service fees. (ii) A lending solution for borrowers who want to finance their on-line
purchases from third parties (“Business Partners”) or who have personal or business installment loan requests. The Group provides financing for these borrowers and earns installment service fees (including interests). (iii) A wealth management and insurance product distribution solution for asset management and insurance companies respectively to facilitate the sale of their products. The Group earns wealth management service and commission on financial products distributed through the Group’s platform that were sold by these asset management, and earns insurance brokerage commission revenue determined as a percentage of premiums paid by the insured. The Group is not a party to the financial products or insurance products sold.
Installment service fee
Installment service fee revenue is recognized over the terms of financing receivables using the effective interest rate method under ASC 310. Installment service fee revenue is not recorded when reasonable doubt exists as to the full, timely collection of installment service fee or principal. The Group also receives miscellaneous fees, such as penalty fees for late payments, which are contingent fees and are recognized when the event occurs and the payment is made by the customer as that is the point in time collectability is reasonably assured.
For technical service fees and wealth management service fees, the Group recognizes revenue pursuant to ASC 606. In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services, reduced by Value Added Tax (“VAT”). To achieve the core principle of this standard, we applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of the revenue when, or as, a performance obligation is satisfied.
Technical service fees
Under ASC 606, the Group considers the online credit assessment and referral service and post-lending management service, collectively and guarantee service as two separate services, of which, the guarantee service is accounted for at fair value in accordance with ASC 460. Revenue from the guarantee services is recognized once the Company is released from the underlying risk (see Note2(r)).
As the online credit assessment and referral service and post-lending management service are not distinct, the Group identifies one performance obligation under ASC 606.
The Group determines the transaction price of technical service to be the service fees chargeable from the borrowers or institutional financial partners, net of value-added tax and excluding the transaction price allocated to guarantee service.
Revenues from technical services are recognized over time since the customers simultaneously receive and consume benefit provided by the Group’s technical service as the Group performs. For technical service fees charged from borrowers, the Group recognizes revenue during the service period. For technical service fees charged from other financial partners, the Group applies the invoice practical expedient and recognizes revenue in the amount to which the Group has a right to invoice.
Wealth management service fee and others
The Group earns wealth management service fee from commission on financial products distributed through the Group’s platform that were sold by these asset management companies, and from providing brokerage service for insurance companies.
For wealth management service fee and others, the only performance obligation is to distribute the wealth management products on the Group’s platforms for the third-party asset management companies. The Group recognizes commissions on a net basis as the Group is not the primary obligor, it does not have the ability to establish the price nor does it bear the credit risk. The revenue is recognized at a point in time when the performance obligation is satisfied, which occurs when the underlying transaction is executed.
The Group provides insurance brokerage service primarily distributing insurance products as broker for insurance companies and earns brokerage commission revenue determined as a percentage of premiums paid by the insured. The commission rate is based on the bill provided by the insurance companies, and it is also under strict regulation of the CBIRC. As the Group’s performance obligation under brokerage service is to sell the insurance policy on behalf the insurance companies, the brokerage services revenue is recognized at the point in time when the insurance policy is signed and the premium is collected by insurance company.
Contract assets
The Group has no contract assets.
Contract liability

Contract liability consists of technical service fees received from borrowers before the Group has a right to invoice, and is recorded as “Deferred service fee” included in “Accrued expenses and other liabilities” on the consolidated balance sheets. For monthly consulting fee which is received monthly from customers and upfront fee which is received upon the successful matching of the loans, contract liability is recognized as revenue when service is provided. The amount of revenue recognized during the years ended December 31,
2019,
2020 and 2021 that was previously included in the contract liabilities balance as of December 31,
2018,
2019 and 2020
was RMB119,684,
 RMB66,576 and RMB6,890.

(t)	Funding cost
Funding cost mainly consists of interest expense the Group pays in relation to the funding debts to fund its financing receivables and certain fees incurred in obtaining these funding debts, such as origination and management fees and legal fees.

(u)	Provision for credit losses
The Group assesses the creditworthiness and collectability of the portfolios of respective financial assets, mainly based on delinquency levels and historical charge offs of respective underlying on-
and
off-balance
sheet loans, where applicable, using an established systematic process on a pooled basis within each credit risk levels of the borrowers. Each portfolio of respective financial asset subject to credit losses within each credit risk level consists of individually small amount of on-
and
off-balance
sheet loans. In the consideration of above factors, the Group determines that each portfolio of respective financial asset subject to credit losses within each credit risk level is homogenous with similar credit characteristics.
The Group’s provision for credit losses of financial assets is calculated separately within each credit risk level of the borrowers. For each credit risk level, the Group estimates the expected loss rate based on delinquency status of the respective financial assets within that level: current, 1 to 30, 31 to 60, 60 to 90, 91 days or greater past due. These loss rates in each delinquency status are based on average historical loss rates of financial assets subject to credit losses associated with each of the abovementioned delinquency categories. The expected loss rate of the specific delinquency status category within each risk level will be applied to the applicable outstanding balances of respective financial assets within that level to determine the provision for credit losses for each reporting period. In addition, the Group considers other general economic conditions, if any, when determining the provision for credit losses.

(v)	Origination and servicing cost
Origination and servicing cost mainly consists of costs that are paid for data used in credit assessments, users acquisition costs relating to revenue from lending solutions, bandwidth and data center costs, customer service support costs and fees paid to third-party payment channels.

(w)	Research and development expenses
Research and development expenses consist primarily of salaries and benefits (including share-based compensation expenses) of employees and related expenses for IT professionals involved in developing technology platforms and websites, server and other equipment depreciation, bandwidth and data center costs, and rental fees. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

(x)	Share-based compensation expenses
All share based awards granted to employees, including restricted ordinary shares and share options, are measured at fair value on grant date. Share based compensation expense is recognized using the straight-line method or graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.
The Binomial option pricing model is used to estimate fair value of the share options and restricted ordinary shares. The determination of estimated fair value of share-based payment awards on the grant date using an option pricing model was affected by the fair value of underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate and any expected dividends. Shares that do not have quoted market prices, were valued based on the income approach. Determination of estimated fair value shares that do not have quoted market prices requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on similar companies in China.
Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting
option and records share based compensation expenses only for those awards that are expected to vest.
For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends.
For share options granted with service condition and the occurrence of an IPO as performance condition, share-based compensation expenses are recorded net of estimated forfeitures using graded-vesting method during the requisite service period.

(y)	Leases
Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rental expense is recognized from the date, which includes rent holidays, of initial possession of the leased property on a straight-line basis over the term of the lease. Lease renewal periods are considered on a lease-by-lease
basis and are generally not included in the initial lease terms.

(z)	Taxation
Income taxes
Current income taxes are provided on the basis of net income (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statement of operations and comprehensive loss in the period of the enactment of the change.
Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company’s affiliated entities in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100 ($15). In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.

Uncertain tax positions
In order to assess uncertain tax positions, the Group applies a more-likely-than-not
threshold and a
two-step
approach for the tax position measurement and financial statement recognition. Under the two-step
approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more-likely-than-not
that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under income tax expenses in its consolidated statements of operations and comprehensive income/(loss).

Value added Tax (“VAT”)
The Group is subject to VAT at the rate of 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of tax payable on the face of balance sheet. The Group records revenue net of value added tax and related surcharges.
(aa) Segment reporting
The Group’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.
(bb) Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.
(cc) Loss per share
Loss per share is computed in accordance with ASC 260. The
two-class
method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class
method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.
Basic loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the exercise of outstanding share options and restricted shares using the treasury stock method, and convertible loan under if-convertible method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share. Net loss per ordinary share is computed on Class A Ordinary Shares and Class B Ordinary Shares on the combined basis, because both classes have the same dividend rights in the Company’s undistributed net income.

(dd) Statutory reserves
In accordance with China’s Company Laws and Foreign Investment Enterprises, the Company’s subsidiaries, VIEs and VIEs’ subsidiaries in the PRC must make appropriations from their after-tax
profit (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)) to
non-distributable
reserve funds. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
The use of the statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
For the years ended December 31, 2019, 2020 and 2021, profit appropriation to general reserve fund and statutory surplus fund for the Group’s entities incorporated in the PRC was approximately RMB27,920, RMB1,104 and RMB516, respectively. No appropriation to other reserve funds was made for any of the periods presented.
(ee) Comprehensive loss
Comprehensive loss is defined to include all changes in shareholders’ equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments and unrealized loss of available for sales investment.

(ff) Out-of-period corrections
During 2021, the Group recorded an out-of-period adjustment to correct prior period errors relating to bad debt allowance on accounts receivable of RMB 2,903 and impairment of intangible assets of RMB 3,096 after an amortization of RMB 3,688. The Group evaluated the impacts of the out-of-period adjustment to correct the errors for year ended December 31, 2021 and for prior periods, both individually and in the aggregate, and concluded that the adjustments were not material to the consolidated financial statements for the year ended December 31, 2021 for all impacted periods.

(gg) Recently issued accounting pronouncements
The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In February 2016, FASB issued ASU
No. 2016-02,
Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use
assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. In July 2018, ASU
2016-02
was updated with ASU
2018-11,
Targeted Improvements to ASC Topic 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU
2018-11,
(1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and non-lease
components when certain conditions are met. In November 2019, ASU
2019-10,
Codification Improvements to ASC 842 modified the effective dates of all other entities. In June 2020, ASU
2020-05
defer the effective date for one year for entities in the “all other” category. For the Company as a EGC, the amendments in ASU
2020-05
are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company adopted ASU
2016-02
from January 1, 2022. The Group recorded the operating lease right-of-use assets
of 21,714
,
and operating lease liabilities of 21,538 at January 1, 2022 in the consolidated financial statements.
In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU
No. 2018-19,
Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU
No. 2019-04,
ASU
2019-05,
ASU
2019-10,
ASU
2019-11
and ASU
2020-02
to provide additional guidance on the credit losses standard.
For the Group as a EGC, the amendments for ASU
2016-13
are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASUs is on a modified retrospective basis. The Company will adopt ASU
2016-13
from January 1, 2023. The Company is in the process of evaluating the effect of the adoption of this ASU.
Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s consolidated results of operations or financial position.